Lease liability (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Variable payments	$ 1,035,000,000	$ 1,067,000,000
Variable maturity term	$ 96	$ 109
Variable lease to fixed payments percentage	13.00%	17.00%